    As filed with the Securities and Exchange Commission on February 25, 2005

                                                     1933 Act File No. 2-79143

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 35


                      CAPITAL APPRECIATION VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

       James R. Bordewick, Jr., Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/ / on [DATE] pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/X/ on April 29, 2005 pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

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The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 35, filed with the SEC via EDGAR on February 25, 2005:

    Cross-Reference Pages
    Compass 2 Prospectus dated May 1, 2005
    Compass 2 and 3 Statement of Additional Information dated May 1, 2005
    Part C


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of February, 2005.

                                  MONEY MARKET VARIABLE ACCOUNT
                                  HIGH YIELD VARIABLE ACCOUNT
                                  CAPITAL APPRECIATION VARIABLE ACCOUNT
                                  GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                  GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                  TOTAL RETURN VARIABLE ACCOUNT
                                  MANAGED SECTORS VARIABLE ACCOUNT
                                              (REGISTRANTS)

                                  By:     ROBERT J. MANNING*
                                          ---------------------------------
                                  Name:   Robert J. Manning
                                  Title:  President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by
the following persons in the capacities indicated on February   , 2005.

                                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                  -------------------------------
                                  Robert C. Salipante
                                  President
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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2005.

SIGNATURE                                     TITLE
---------                                     ------
J. KERMIT BIRCHFIELD*                         Chairman
------------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                            President (Principal Executive Officer)
------------------------------------
Robert J. Manning


RICHARD M. HISEY*                             Principal Financial Officer and
------------------------------------            Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                             Member of the Boards of Managers
------------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                          Member of the Boards of Managers
------------------------------------
Frederick H. Dulles


DAVID D. HORN*                                Member of the Boards of Managers
------------------------------------
David D. Horn


DERWYN F. PHILLIPS*                           Member of the Boards of Managers
------------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                              Member of the Boards of Managers
------------------------------------
C. James Prieur


RONALD G. STEINHART*                          Member of the Boards of Managers
------------------------------------
Ronald G. Steinhart

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
HAVILAND WRIGHT*                              Member of the Boards of Managers
------------------------------------
Haviland Wright
                                                     /s/ JAMES R. BORDEWICK, Jr.
                                              *By:   ---------------------------
                                              Name:  James R. Bordewick, Jr.
                                                       as Attorney-in-fact

                                              Executed by James R. Bordewick,
                                              Jr. on behalf of those indicated
                                              pursuant to a Power of Attorney,
                                              dated May 4, 2001 incorporated by
                                              reference to Money Market Variable
                                              Account's Post-Effective Amendment
                                              No. 30 filed with the SEC via
                                              EDGAR on April 30, 2002, a Power
                                              of Attorney, dated August 1, 2002,
                                              incorporated by reference to
                                              MFS/Sun Life Series Trust (File
                                              Nos. 2-83616 and 811-3732)
                                              Post-Effective Amendment No. 32
                                              filed with the SEC via EDGAR on
                                              April 30, 2003 and a Power of
                                              Attorney, dated February 12, 2004,
                                              incorporated by reference to Money
                                              Market Variable Account's
                                              Post-Effective Amendment No. 33
                                              filed with the SEC via EDGAR on
                                              February 27, 2004.

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                         TITLE
---------                                         -----
------------------------------------          President and Director (Principal Executive
Robert C. Salipante                               Officer)


------------------------------------          Vice President, & Chief Financial Officer
Gary Corsi                                     (Principal Financial and Accounting Officer)


                                   *
------------------------------------          Attorney-in-Fact for:
Edward M. Shea                                Donald A. Stewart, Chairman and Director
                                              C. James Prieur, Vice Chairman and Director
                                              James C. Baillie, Director
                                              Paul W. Derksen, Director
                                              David D. Horn, Director
                                              James A. McNulty, III, Director
                                              S. Caesar Raboy, Director
                                              David K. Stevenson, Director
                                              William W. Stinson, Director

*Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.